Taxation - Reconciliation of accounting and taxable income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Limitation in corporate income tax due to temporary measure in tax period	50.00%
Reconciliation of accounting and taxable income
Profit before income tax from continuing operations	€ 361,257	€ 350,453	€ 878,629
Tax at 25%	90,313	87,613	219,657
Permanent differences	(30,796)	2,503	(7,181)
Effect of different tax rates	9,953	(8,720)	(30,686)
Tax credits (deductions)	3,667	(14,998)	(14,980)
Prior year income tax expense	12,685	18,908	517
Other income tax expenses/(income)	4,289	(180)	2,312
Total income tax expense	€ 90,111	€ 85,126	€ 169,639
USA
Taxation
Tax rate of the companies domiciled in the U.S.A (as a percent)	22.00%
Spain
Reconciliation of accounting and taxable income
Tax rate (as a percent)	25.00%